Post- Employment Benefits - Summary of Components of Defined Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of defined benefit cost
Current service cost	$ 1,701	$ 1,864
Interest cost	22	46
Interest income on plan assets	(15)	(31)
Employee contributions	(699)	(703)
Impact of plan amendment	(864)	0
Total included in staff costs	$ 145	$ 1,176